Finance income and expense (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Finance income
Interest received on bank deposits	£ 91	£ 32
Other interest		3
Gain on equity settled derivative financial liability	2,383	145
Total finance income	2,474	180
Finance expense
Interest expense on lease liabilities	1	6
Interest expense on deferred consideration	57	86
Other loans		43
Other	4
Total finance expense	£ 62	£ 135